VESSELS AND EQUIPMENT, NET (Schedule of Vessels and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Cost	$ 1,964,852	$ 1,715,510
Accumulated depreciation	323,535	338,377
Vessels and equipment, net	$ 1,641,317	$ 1,377,133